Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment
Valuation adjustment on financial assets and liabilities
in EUR million
30
June
2021
31
December
2020
Bid/Offer -111 -121
Model Risk -17 -25
CVA -180 -238
DVA -92 -124
CollVA -14 -16
FVA -91 -111
Total Valuation

Adjustments
-505 -634

Methods applied in determining fair values of financial assets and liabilities
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
13,976 7,897 2 2 144 138 14,123 8,037

- Debt securities
3,755 3,378 6,556 4,867 1,250 1,269 11,561 9,514

- Derivatives
9 1 22,761 30,623 129 197 22,898 30,821

- Loans and receivables

70,971 53,733 1,849 1,265 72,820 54,998
17,740 11,276 100,290 89,225 3,372 2,870 121,402 103,370
Financial assets at fair value
through other comprehensive
income

- Equity securities
2,266 1,687 168 176 2,434 1,862

- Debt securities
28,522 31,592 1,171 1,385 29,693 32,977

- Loans and receivables

889 1,056 889 1,056
30,788 33,279 1,171 1,385 1,057 1,231 33,016 35,895
Financial liabilities
Financial liabilities at fair value
through profit or loss
–

Debt securities
862 1,124 5,047 5,231 168 180 6,077 6,534
–

Deposits
1 59,319 48,111 4 2 59,323 48,114
–

Trading securities
735 699 69 70 804 768
–

Derivatives
62 55 20,715 27,094 160 217 20,937 27,365
1,658 1,879 85,151 80,505 331 398 87,141 82,781

Valuation techniques and range of unobservable inputs
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
At fair value through profit or loss
Debt securities 1,250 1,269 Price based Price (%) 0% 0% 104% 107%
Equity securities 144 137 1 Price based Price (EUR) 0 0 5475 5475
Loans and advances 1,363 1,090 4 2 Price based Price (%) 0% 0% 101% 101%
Present value techniques Credit spread (bps) 0 0 250 250
(Reverse) repo's 486 176 Present value techniques Interest rate (%) 3% 3% 4% 4%
Structured notes 168 180 Price based Price (%) 84% 74% 118% 109%
Option pricing model Equity volatility (%) 14% 14% 25% 25%
Equity/Equity correlation n.a. 0.6 n.a. 0.9
Equity/FX correlation -0.3 -0.7 -0.3 0.3
Dividend yield (%) 2% 0% 5% 5%
Derivatives
–

Rates
4 2 35 38 Option pricing model Interest rate volatility (bps) 15 12 74 70
Present value techniques Reset spread (%) 2% 2% 2% 2%
–

FX
1 Option pricing model FX volatility (bps) n.a. 6 n.a. 10
–

Credit
93 168 96 154 Present value techniques Credit spread (bps) 2 2 599 1,403
Price based Price (%) 99% 99% 100% 107%
–

Equity
30 24 26 20 Option pricing model Equity volatility (%) 5% 5% 83% 64%
Equity/Equity correlation 0.5 0.5 0.8 0.9
Equity/FX correlation -0.5 -0.6 0.1 0.1
Dividend yield (%) 0% 0% 20% 34%
Price based Price (%) 3% 3% 3% 3%
–

Other
1 3 2 3 Option pricing model Commodity volatility (%) 15% 18% 79% 55%
Com/FX correlation n.a. -0.5 n.a. -0.3
At fair value through other comprehensive income
–

Loans and advances
889 1,056 Present value techniques Prepayment rate (%) 9% 9% 9% 9%
Price based

Price (%) 99% 99% 100% 99%
–

Equity
168 176 Present value techniques Credit spread (bps) 1 2 1 2
Interest rate (%) 3% 3% 3% 3%
Price based Price n.a. n.a. n.a. n.a.
Other - 63 80 80
Total 4,429 4,101 331 398

Changes in level 3 financial assets
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets

mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Opening balance

882 174 1 8 1,191 1,381 796 1,244 1,231 1,961 4,101 4,768
Realised gain/loss

recognised in the statement of profit or loss during the period

1
5 -61 0 -1 12 -104 -0 -198 -8 -19 10 -383
Revaluation recognised in other comprehensive income during the period

2
-8 -46 -8 -46
Purchase of assets 14 453 3 3 834 1,180 489 212 54 39 1,393 1,887
Sale of assets -32 -73 -3 -8 -265 -973 -25 -270 -147 -419 -472 -1,743
Maturity/settlement -8 -39 -1 -21 -83 -12 -57 -53 -175 -94 -354
Reclassifications

-16 330 -13 -105 -29 224
Transfers

into Level 3
14 517 6 1 -3 -1 11 523
Transfers

out of Level 3
-496 -90 0 -528 -138 -496 -755
Exchange rate differences 0 0 7 -24 3 -4 10 -27
Changes in the composition of the group and other changes 1 5 0 1 1 6
Closing balance 379 882 2 1 1,743 1,191 1,248 796 1,057 1,231 4,429 4,101
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts
includes EUR 35

million (31 December 2020: EUR
312

million) of unrealised gains and losses recognised in the statement of profit or loss.

2

Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value
through other comprehensive income’.

Changes in level 3 financial liabilities
Changes in Level 3 Financial liabilities
Trading liabilities Non-trading derivatives
Financial liabilities
designated as at fair

value through profit or
loss Total
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Opening balance 180 195 39 110 180 184 398 490
Realised gain/loss
recognised in the
statement of profit or
loss

during the period 1
57 -2 -2 20 22 -22 77 -4
Additions 16 55 3 19 62 662 81 736
Redemptions -2 -116 -3 -45 -159 -90 -164 -250
Maturity/settlement -39 -11 -0 -52 -0 -83 -40 -146
Transfers

into Level 3
14 170 8 228 267 242 445
Transfers

out of Level 3
-96 -111 -3 -23 -165 -738 -264 -873
Closing balance 130 180 33 39 168 180 331 398
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes
EUR 77

million (2020: EUR
-4

million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from

using reasonable

possible alternatives
Negative fair value
movements from

using reasonable

possible alternatives
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
Equity (equity derivatives, structured notes) 3 33 -21 -14
Interest rates (Rates derivatives,

FX derivatives)
15 20 -1 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
68 43 -27 -27
86 96 -49 –42

Fair value of assets and liabilities at amortised cost
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Carrying amount
approximates fair value
Level 1 Level 2 Level 3
Total fair

value
in EUR million
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
30
June
2021
31
December
2020
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June
2021
31
December
2020
Financial Assets
Loans and advances to banks
26,198 25,364 2,548 2,165 0 0 7,714 7,763 15,990 15,611 26,252 25,539
Loans and advances to customers
607,777 593,970 19,007 17,486 0 0 17,828 14,595 583,268 576,659 620,103 608,740
Securities at amortised cost
49,467 50,587 0 0 47,444 49,109 2,433 2,550 586 622 50,462 52,281
683,442 669,921 21,555 19,651 47,444 49,109 27,975 24,908 599,844 592,892 696,817 686,560
Financial liabilities
Deposits from banks 89,134 78,098 6,306 3,918 0 77,571 68,473 5,870 6,014 89,748 78,405
Customer deposits 620,564 609,517 590,870 580,262 0 17,081 14,007 12,730 15,704 620,682 609,972
Debt securities in issue 91,840 82,065 -0 51,051 51,906 22,879 24,005 18,283 6,449 92,213 82,360
Subordinated loans 14,791 15,805 -0 -0 14,263 15,013 1,167 1,161 15,429 16,174
816,329 785,484 597,176 584,180 65,314 66,919 118,698 107,645 36,883 28,167 818,072 786,911